SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Summary Of Significant Accounting Policies
Depreciation of equipment
Computer equipment	45%
Furniture and equipment	20%
Leasehold improvement	Straight line / 5 years
Mining equipment	20%
Vehicles	30%
Right-of-use asset	Straight line / term of lease